Accounts payable	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable
Accounts payable
The following table depicts the components of our accounts payable as of December 31, 2018 and 2017:

	At December 31,
In thousands of U.S. dollars	2018	2017
Scorpio Ship Management S.A.M. (SSM)	$545	$766
Scorpio Services Holding Limited (SSH)	409	190
Scorpio Commercial Management S.A.M. (SCM)	389	186
Amounts due to a port agent - related party	62	60
Scorpio LR1 Pool Limited	51	22
Scorpio Handymax Tanker Pool Limited	12	—
Scorpio LR2 Pool Limited	2	365
Insurance liabilities - related party	—	2,163
Scorpio Aframax Pool Limited	—	74
Accounts payable to related parties	1,470	3,826

Suppliers	10,395	9,218
	$11,865	$13,044

The majority of accounts payable are settled with a cash payment within 90 days. No interest is charged on accounts payable. We consider that the carrying amount of accounts payable approximates fair value.